UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2015

Date of reporting period:  August 31, 2015

Item 1. Schedules of Investments.

SEMPER MBS TOTAL RETURN FUND
Schedule of Investments - August 31, 2015 (Unaudited)

Principal
Amount/Shares		Value
	ASSET-BACKED SECURITIES - 6.8%
	Access Financial Manufactured Housing Contract Trust
$339,989	7.650%, due 5/15/21, Series 1995-1, Class B1	$202,843
	ALESCO Preferred Funding III Ltd.
2,152,941	1.939%, due 5/1/34, Series 2004-3, Class B1 (a)(d)(f)	1,038,794
2,745,000	1.939%, due 5/1/34, Series 2004-3, Class B2 (a)(d)	1,317,600
	Arbor Realty Collateralized Loan Obligation
2,500,000	5.148%, due 5/15/24, Series 2014-1A, Class C (a)(d)(f)	2,525,000
	Business Loan Express
375,200	0.749%, due 7/25/28, Series 2002-1A, Class A (a)(d)	353,782
387,252	1.199%, due 4/25/29, Series 2003-1A, Class A (a)(d)(f)	364,017
389,366	0.999%, due 6/27/33, Series 2005-1A, Class M (a)(d)(f)	338,748
	Cajun Global, LLC
836,864	5.955%, due 2/20/41, Series 2011-1, Class A2 (d)	853,810
	Capitalsource Real Estate Loan Trust
1,975,309	0.543%, due 1/20/37, Series 2006-1A, Class A1A (a)(d)	1,974,237
	INCAPS Funding I Ltd.
5,523,928	2.283%, due 6/1/33 (a)(d)(f)	4,805,817
846,356	2.283%, due 6/1/33 (a)(d)(f)	736,330
	Invitation Homes Trust
2,000,000	4.705%, due 12/18/31, Series 2014-SFR3, Class E (a)(d)	2,028,898
	KeyCorp Student Loan Trust
808,334	0.807%, due 1/25/37, Series 2003-A, Class 2B (a)	700,056
	MM Community Funding III
856,371	2.458%, due 5/1/32, Series 2002 (a)(f)	754,677
	Oakwood Mortgage Investors, Inc.
244,944	0.448%, due 9/15/17, Series 2002-A, Class A1 (a)	218,338
	Ocwen Financial Corp.
770,000	7.125%, due 5/15/19 (d)	704,550
	Structured Asset Securities Corp.
991,647	3.357%, due 1/25/31, Series 2003-AL2, Class A (d)	968,517
	TPref Funding I Ltd.
927,308	1.189%, due 1/15/33, Series 2002 (a)(d)(f)	862,397
	Velocity Commerical Capital Loan Trust
1,500,000	5.880%, due 6/25/45, Series 2015-1, Class M2 (a)(d)(f)	1,498,950
	Total Asset-Backed Securities (cost $22,244,214)	22,247,361

	COLLATERALIZED DEBT OBLIGATIONS - 1.1%
	Trapeza LLC
1,428,368	0.924%, due 11/30/32, Series 2002-1A, Class B1 (a)(d)(f)	1,192,688
1,477,746	0.705%, due 1/25/35, Series 2004-7A, Class A1 (a)(d)(f)	1,226,529
1,643,231	0.561%, due 4/6/42, Series 2007-12A, Class A1 (a)(d)(f)	1,269,396
	Total Collateralized Debt Obligations (cost $3,737,664)	3,688,613

	COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 1.6%
	FREMF Mortgage Trust
4,768,500	4.187%, due 9/25/21, Series 2014-KF05, Class B (a)(d)	4,794,411
	GNMA REMIC Trust
95,071	1.885%, due 3/16/46, Series 2013-46, Class AC (a)	92,954
5,414,231	0.882%, due 8/16/52, Series 2012-25, Class IO (a)	271,305
	Total Commercial Mortgage-Backed Securities - Agency (cost $5,268,311)	5,158,670

	COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 13.0%
	Banc of America Commercial Mortgage Trust
570,000	5.508%, due 12/10/42, Series 2004-6, Class G (a)(d)(f)	85,500
600,000	5.741%, due 6/10/49, Series 2007-3, Class AJ (a)	619,293
	Bayview Commercial Asset Trust
565,848	0.649%, due 4/25/35, Series 2005-1, Class M2 (a)(d)	498,458
2,038,129	0.689%, due 11/25/35, Series 2005-3A, Class M2 (a)(d)	1,732,410
473,728	0.599%, due 4/25/36, Series 2006-1A, Class M2 (a)(d)	386,172
10,369,096	4.521%, due 12/25/37, Series 2007-6A, Class IO (d)(h)	145,167
19,586,941	4.234%, due 4/25/38, Series 2008-2, Class SIO (a)(d)	454,467
	Bayview Financial Asset Trust
684,772	0.999%, due 3/25/37, Series 2007-SR1A, Class M1 (a)(d)	600,202

	Bear Stearns Commercial Mortgage Securities Trust
1,800,000	5.603%, due 3/11/39, Series 2006-PW11, Class D (d)	1,721,955
478,000	4.898%, due 6/11/41, Series 2005-PWR8, Class D	477,888
586,068	5.611%, due 9/11/41, Series 2006-PW13, Class AJ (a)	594,492
	CFCRE Commercial Mortgage Trust
2,570,000	3.998%, due 7/15/30, Series 2015-RUM, Class D (a)(d)	2,582,739
	CNL Commercial Mortgage Loan Trust
214,277	0.843%, due 10/20/27, Series 2001-1A, Class A (a)(d)	198,517
154,498	2.703%, due 10/20/27, Series 2001-1A, Class B (a)(d)	139,431
420,748	0.920%, due 3/23/28, Series 2001-2A, Class A (a)(d)	388,154
156,773	0.799%, due 10/25/28, Series 2002-1A, Class A (a)(d)	138,922
336,452	0.998%, due 3/27/29, Series 2002-2A, Class A (a)(d)	308,033
396,030	0.698%, due 5/15/31, Series 2003-1A, Class A1 (a)(d)	364,978
	Comm Mortgage Trust
1,600,000	5.377%, due 12/10/46, Series 2006-C8, Class AJ	1,603,290
	Credit Suisse Commercial Mortgage Trust
2,000,000	5.538%, due 9/15/39, Series 2006-C4, Class AJ (a)	2,014,520
1,170,000	6.147%, due 9/15/39, Series 2007-C4, Class AJ (a)	1,201,769
	Credit Suisse First Boston Mortgage Securities Corp.
1,450,000	5.792%, due 1/15/37, Series 2004-C1, Class H (a)(d)	1,410,376
348,237	5.717%, due 11/15/37, Series 2004-C5, Class H (a)(d)	266,753
4,000,000	4.231%, due 5/15/38, Series 2003-C3, Class J (a)(d)	3,872,814
646,745	5.319%, due 8/15/38, Series 2005-C4, Class E (a)(d)	645,683
	Fannie Mae-Aces
2,240,534	6.191%, due 9/25/20, Series 2010-M6, Class SA (a)	464,631
	GCCFC Commercial Mortgage Trust
3,000,000	5.287%, due 8/12/42, Series 2005-GG3, Class F (a)(d)	2,994,382
	GE Commercial Mortgage Corp.
2,300,000	5.524%, due 11/10/45, Series 2005-C4, Class AJ (a)	2,300,294
	JP Morgan Chase Commercial Mortgage Securities Trust
1,240,000	5.384%, due 9/12/37, Series 2005-CB12, Class B (a)	1,219,599
800,000	5.352%, due 7/15/41, Series 2004-LN2, Class D (a)	663,148
100,000	6.095%, due 4/15/45, Series 2006-LDP7, Class B (a)	71,760
805,000	6.208%, due 2/15/51, Series 2007-LDP12, Class B (a)	777,815
	Key Commercial Mortgage Pass Through Certificates
770,000	5.950%, due 12/15/40, Series 2007-SL1, Class B (a)(d)	777,355
	LB-UBS Commercial Mortgage Trust
2,672,500	4.979%, due 1/15/36, Series 2004-C1, Class E (a)	2,682,178
440,000	5.094%, due 12/15/39, Series 2004-C8, Class G (a)(d)	446,448
	Lehman Brothers Small Balance Commericial
438,633	1.149%, due 2/25/30, Series 2005-1A, Class B (a)(d)	348,902
	ML-CFC Commercial Mortgage Trust
190,000	6.028%, due 6/12/46, Series 2006-2, Class B (a)(d)	188,757
2,000,000	0.374%, due 8/12/48, Series 2007-5, Class AMFL (a)(d)	1,881,685
	Morgan Stanley Bank of America Merrill Lynch Trust
1,000,000	3.732%, due 5/15/45, Series 2015-C24, Class A4 (f)	1,031,875
	Morgan Stanley Capital I Trust
660,000	5.070%, due 12/13/41, Series 2005-T17, Class E (a)(d)(f)	33,000
1,000,000	5.749%, due 6/12/47, Series 2005-T19, Class G (a)(d)	990,977
	Velocity Commercial Capital Loan Trust
1,869,000	6.052%, due 9/25/44, Series 2014-1, Class M2 (a)(d)(f)	1,878,345
	Wachovia Bank Commercial Mortgage Trust
400,000	5.559%, due 12/15/44, Series 2005-C22, Class B (a)	400,729
690,000	5.672%, due 10/15/48, Series 2006-C28, Class B (a)	689,603
220,000	5.368%, due 11/15/48, Series 2006-C29, Class AJ (a)	222,564
	Total Commercial Mortgage-Backed Securities - Non-Agency (cost $43,740,730)	42,516,030

	RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 1.5%
	Fannie Mae Connecticut Avenue Securities
5,000,000	4.199%, due 5/27/25, Series 2015-C02, Class 1M2 (a)	4,801,430
	FNMA REMIC Trust
204,289	2.000%, due 10/25/40, Series 2013-53, Class CB	204,318
	GNMA II Pool
81,463	2.549%, due 9/20/63, Series #899223 (a)	87,746
	Total Residential Mortgage-Backed Securities - Agency (cost $5,094,831)	5,093,494

	RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 59.4%
	ABSC Long Beach Home Equity Loan Trust
582,183	8.550%, due 9/21/30, Series 2000-LB1, Class AF5 (a)	611,326

	ACE Security Corp. Home Equity Loan Trust
357,352	1.369%, due 7/25/33, Series 2003-NC1, Class M1 (a)	338,306
	Adjustable Rate Mortgage Trust
472,883	2.761%, due 9/25/35, Series 2005-5, Class 2A1 (a)	417,996
400,347	0.739%, due 11/25/35, Series 2005-6A, Class 1A1 (a)	334,758
2,578,716	0.349%, due 3/25/37, Series 2007-1, Class 5A1 (a)	1,969,548
	Aegis Asset Backed Securities Trust
3,250,533	0.369%, due 1/25/37, Series 2006-1, Class A2 (a)	2,272,376
	AFC Home Equity Loan Trust
481,882	1.129%, due 11/24/28, Series 1998-4, Class 2A2 (a)	440,836
658,886	1.079%, due 2/25/29, Series 1999-1, Class 1A1 (a)	570,398
850,917	0.899%, due 6/25/30, Series 2000-2, Class 2A (a)	715,618
158,902	0.949%, due 10/25/30, Series 2000-3, Class 1A (a)(d)	144,446
	American Home Mortgage Investment Trust
317,667	6.100%, due 1/25/37, Series 2007-A, Class 13A1 (d)(g)	176,266
208,022	2.164%, due 4/25/44, Series 2004-1, Class 3A (a)	203,940
	Amresco Residential Securities Mortgage Loan Trust
2,002,438	6.156%, due 11/25/29, Series 1999-1, Class M1 (a)	1,819,401
	Asset Backed Funding Certificates
84,605	2.299%, due 2/25/32, Series 2002-WF2, Class M2 (a)	82,616
6,345,226	0.979%, due 9/25/33, Series 2004-AHL1, Class M1 (a)	5,416,963
	Banc of America Alternative Loan Trust
601,956	5.500%, due 12/25/33, Series 2003-10, Class 3A1	618,164
1,358,474	6.000%, due 1/25/37, Series 2006-9, Class 2NC1	883,660
	Banc of America Funding Corp.
1,646,450	5.500%, due 2/26/20, Series 2009-R17, Class 3A2 (d)	1,656,762
1,098,380	5.500%, due 6/26/21, Series 2009-R15, Class 5A3 (d)	1,082,825
85,005	2.614%, due 12/20/34, Series 2004-B, Class 1A1 (a)	73,245
159,384	2.614%, due 12/20/34, Series 2004-B, Class 1A2 (a)	137,334
35,772	2.862%, due 12/20/34, Series 2004-C, Class 1B2 (a)	34,161
1,310,358	2.944%, due 12/20/34, Series 2004-B, Class 3A2 (a)	716,848
2,546,835	3.210%, due 9/20/35, Series 2005-F, Class 1X (a)	207,351
3,590,674	0.641%, due 7/25/37, Series 2008-R4, Class 1A4 (a)(d)	2,515,838
204,446	44.925%, due 7/25/47, Series 2007-5, Class 7A2 (a)	362,267
	Banc of America Mortgage Securities
190,890	4.757%, due 12/26/22, Series 2007-4, Class 2A3 (a)	185,213
124,472	5.500%, due 1/25/34, Series 2003-10, Class 1A2	120,067
262,277	5.500%, due 3/25/34, Series 2004-2, Class 1A8	269,203
	Bayview Financial Acquisition Trust
12,526,000	6.725%, due 5/28/37, Series 2007-A, Class 1A4 (g)	12,336,425
3,037,000	0.998%, due 6/28/44, Series 2005-C, Class M4 (a)	2,379,016
	Bayview Financial Asset Trust
1,088,130	0.649%, due 3/25/37, Series 2007-SR1A, Class A (a)(d)	930,247
372,091	1.099%, due 3/25/37, Series 2007-SR1A, Class M2 (a)(d)	317,728
	Bayview Financial Revolving Asset Trust
3,301,494	1.128%, due 12/28/40, Series 2005-E, Class A2A (a)(d)	2,564,683
4,231,106	1.198%, due 12/28/40, Series 2005-E, Class A1 (a)(d)	3,235,719
	Bear Stearns Adjustable Rate Mortgage Trust
356,489	2.940%, due 9/25/34, Series 2004-6, Class 2A2 (a)	300,919
49,905	5.261%, due 2/25/36, Series 2005-12, Class 24A1 (a)	45,444
	Bear Stearns ALT-A Trust
692,800	2.665%, due 11/25/34, Series 2004-11, Class 2A6A (a)	651,358
	Bear Stearns Asset Backed Securities Trust
147,560	5.500%, due 11/25/33, Series 2003-AC6, Class A3 (g)	146,033
2,436,525	0.699%, due 9/25/34, Series 2005-CL1, Class A1 (a)	2,348,927
12,518,782	0.533%, due 9/25/35, Series 2005-SD4, Class 1X (a)	343,284
	Chase Funding Mortgage Loan Asset-Backed Certificates
168,896	6.333%, due 4/25/32, Series 2002-2, Class 1A5 (g)	172,555
357,187	5.159%, due 11/25/32, Series 2003-4, Class 1M1 (a)	353,576
	Chase Mortgage Finance Corp.
588,336	2.593%, due 12/25/37, Series 2007-A3, Class 1A7 (a)	506,557
	Chevy Chase Mortgage Funding Corp.
557,781	0.399%, due 1/25/36, Series 2005-1, Class A2 (a)(d)	503,394
783,195	0.479%, due 10/25/46, Series 2005-C, Class A2 (a)(d)	608,732
	CIT Group Home Equity Loan Trust
530,645	7.210%, due 2/25/33, Series 2002-1, Class AF5 (g)	531,440
	Citicorp Mortgage Securities Trust
356,160	5.500%, due 6/25/36, Series 2006-3, Class 3A1	360,378
493,323	5.500%, due 4/25/37, Series 2007-3, Class 3A1	495,766

137,902	5.500%, due 7/25/37, Series 2007-6, Class 3A1	134,740
974,028	6.000%, due 9/25/37, Series 2007-8, Class 1A4	974,805
	Citigroup Mortgage Loan Trust
1,573,487	5.750%, due 4/25/23, Series 2009-8, Class 6A2 (a)(d)	1,579,846
449,887	6.000%, due 7/25/34, Series 2004-NCM1, Class 2A2	465,940
1,538,387	2.642%, due 9/25/35, Series 2005-7, Class 1A1 (a)	1,124,982
7,794,317	2.566%, due 6/25/36, Series 2006-AR3, Class 2A1A (a)	6,227,620
338,340	2.849%, due 7/25/36, Series 2006-AR5, Class 1A3A (a)	281,768
250,357	6.333%, due 1/25/37, Series 2007-OPX1, Class A4B (g)	171,036
911,360	3.067%, due 9/25/37, Series 2007-10, Class 2A3A (a)	765,254
714,981	1.199%, due 10/25/37, Series 2007-FS1, Class 2A1A (a)(d)	518,200
	CitiMortgage Alternative Loan Trust
224,633	6.000%, due 10/25/36, Series 2006-A5, Class 3A1	187,960
	Conseco Finance Home Loan Trust
360,320	10.260%, due 8/15/31, Series 2000-E, Class B1 (a)	361,031
	Countrywide Alternative Loan Trust
1,144,046	2.669%, due 9/25/34, Series 2004-15, Class 2A2 (a)	922,682
373,826	7.000%, due 9/25/34, Series 2004-J8, Class 1A1	383,087
134,129	6.000%, due 8/25/37, Series 2008-2R, Class 3A1	110,994
175,451	6.000%, due 8/25/37, Series 2008-2R, Class 2A1	141,464
	Countrywide Home Loans
157,003	5.000%, due 6/25/18, Series 2003-15, Class 2A1	156,830
544,574	2.664%, due 9/25/33, Series 2003-37, Class 2A1 (a)	520,066
124,742	2.684%, due 8/25/34, Series 2004-12, Class 12A1 (a)	114,247
937,065	2.330%, due 10/20/34, Series 2004-15, Class 3A (a)	801,022
103,291	5.500%, due 10/25/34, Series 2004-19, Class A15	102,076
4,618,492	6.000%, due 10/25/34, Series 2005-8R, Class A3	4,668,968
744,207	6.000%, due 3/25/35, Series 2005-R1, Class 2A1 (d)	748,321
740,676	2.827%, due 4/25/35, Series 2005-11, Class 1A2 (a)	674,077
73,615	18.289%, due 1/25/36, Series 2005-30, Class A2 (a)	94,081
2,578,228	5.500%, due 2/25/36, Series 2006-J1, Class 2A1	2,408,377
158,267	2.505%, due 4/20/36, Series 2006-HYB2, Class 3A1 (a)	135,222
225,480	2.509%, due 3/25/37, Series 2007-HYB1, Class 3A1 (a)	189,959
1,313,019	6.000%, due 7/25/37, Series 2007-J3, Class A4	1,114,241
	Credit Suisse First Boston Mortgage Securities Corp.
50,849	7.500%, due 6/25/20, Series 1997-2, Class A (d)	52,793
563,228	7.000%, due 5/25/32, Series 2002-10, Class 1M2 (a)	528,888
202,531	2.311%, due 3/25/33, Series 2003-AR9, Class CB1 (a)	169,923
1,285,730	3.099%, due 7/25/33, Series 2003-AR18, Class 4M3 (a)	1,004,447
1,041,471	1.799%, due 2/25/34, Series 2004-AR1, Class 6M2 (a)	873,709
	Credit Suisse Mortgage Trust
384,022	5.000%, due 4/25/29, Series 2007-5, Class 9A2	378,652
208,621	5.750%, due 12/26/35, Series 2005-1R, Class 2A5 (d)	192,267
279,767	6.500%, due 7/26/36, Series 2007-5R, Class A5	167,942
3,788,000	1.199%, due 10/25/36, Series 2006-CF3, Class M2 (a)(d)	2,943,295
975,346	5.500%, due 11/25/36, Series 2006-9, Class 2A1	947,759
2,911,503	6.500%, due 11/25/36, Series 2006-9, Class 4A13	2,833,949
756,527	2.727%, due 4/30/37, Series 2011-6R, Class 4A2 (a)(d)	552,501
483,476	5.383%, due 2/15/40, Series 2010-RR4, Class 1BA (a)(d)	495,318
	Deutsche Alt-A Securities, Inc.
1,973,584	0.409%, due 6/25/37, Series 2007-AR3, Class 1A2 (a)	1,559,390
	Encore Credit Receivables Trust
210,000	0.689%, due 10/25/35, Series 2005-3, Class M2 (a)	206,275
	EquiFirst Mortgage Loan Trust
886,526	0.679%, due 1/25/34, Series 2004-1, Class 1A1 (a)	817,992
20,381	0.919%, due 4/25/35, Series 2005-1, Class M3 (a)	17,756
	Equity One ABS, Inc.
1,394,355	0.839%, due 5/25/32, Series 2001-3, Class AV1 (a)	1,169,552
84,956	6.039%, due 11/25/32, Series 2002-3, Class M1 (a)	85,044
970,320	5.658%, due 9/25/33, Series 2003-2, Class M2 (a)	969,475
	First Franklin Mortgage Loan Trust
615,161	0.819%, due 11/25/31, Series 2001-FF2, Class A1 (a)	556,997
	First Horizon Alternative Mortgage Securities
2,091,351	2.250%, due 5/25/35, Series 2005-AA3, Class 2A1 (a)	1,592,462
505,772	2.250%, due 7/25/36, Series 2006-AA4, Class 1A1 (a)	388,341
	First Horizon Mortgage Pass-Through Trust
146,215	6.000%, due 8/25/36, Series 2006-2, Class 1A7	140,897
332,695	6.000%, due 2/25/37, Series 2006-4, Class 1A11	301,267
317,870	2.452%, due 7/25/37, Series 2007-AR2, Class 2A1 (a)	263,266

	GMACM Home Equity Loan Trust
1,041,309	5.120%, due 4/25/33, Series 2003-HE2, Class A4 (g)	1,054,063
	GS Mortgage Securities Corp.
98,515	7.500%, due 9/25/36, Series 2008-2R, Class 1A1 (a)(d)	80,663
1,330,141	7.500%, due 10/25/36, Series 2008-2R, Class 2A1 (a)(d)	1,088,409
	GS Mortgage Securities Trust
2,500,000	5.988%, due 8/10/45, Series 2007-GG10, Class AM (a)	2,508,492
	GSAA Home Equity Trust
158,848	0.469%, due 7/25/37, Series 2007-7, Class A4 (a)	129,668
	GSMPS Mortgage Loan Trust
184,542	7.269%, due 5/19/27, Series 1998-2, Class A (a)(d)	197,753
660,809	8.500%, due 1/25/36, Series 2006-RP1, Class 1A4 (d)	720,668
	GSR Mortgage Loan Trust
105,712	4.500%, due 1/25/21, Series 2006-2F, Class 5A1	101,331
1,362,772	0.499%, due 4/25/32, Series 2004-4, Class 2A4 (a)	1,166,600
432,432	2.785%, due 9/25/34, Series 2004-11, Class 1A1 (a)	413,049
146,649	0.529%, due 12/25/34, Series 2004-14, Class 2A1 (a)	133,227
127,757	5.500%, due 3/25/36, Series 2006-3F, Class 1A2	114,773
	HarborView Mortgage Loan Trust
294,171	2.690%, due 2/25/36, Series 2006-2, Class 1A (a)	246,704
362,463	3.499%, due 6/19/36, Series 2006-3, Class 1A (a)	239,025
5,942,712	0.425%, due 5/19/46, Series 2006-4, Class 3A1A (a)	2,558,462
	HomeBanc Mortgage Trust
1,315,000	0.689%, due 10/25/35, Series 2005-4, Class M2 (a)	912,062
	HSI Asset Loan Obligation Trust
766,840	2.567%, due 1/25/37, Series 2007-AR1, Class 2A1 (a)	605,614
813,750	6.500%, due 6/25/37, Series 2007-1, Class 2A12	565,435
	IMC Home Equity Loan Trust
697,549	6.482%, due 8/20/29, Series 1998-3, Class A7 (g)	720,431
	Impac CMB Trust
325,730	5.216%, due 12/25/32, Series 2002-9F, Class A1 (g)	325,467
89,471	1.039%, due 10/25/33, Series 2003-11, Class 2A1 (a)	87,796
375,903	1.099%, due 10/25/33, Series 2003-8, Class 2A1 (a)	364,343
143,245	1.019%, due 8/25/34, Series 2004-8, Class 3A (a)	135,328
737,676	1.849%, due 10/25/34, Series 2004-5, Class 1M4 (a)	655,018
370,244	1.924%, due 10/25/34, Series 2004-6, Class M4 (a)	322,533
664,397	1.849%, due 5/25/35, Series 2005-4, Class 2B1 (a)	667,942
	IndyMac INDX Mortgage Loan Trust
109,274	0.999%, due 5/25/34, Series 2004-AR10, Class 2A1 (a)	100,525
428,407	3.279%, due 11/25/34, Series 2004-AR9, Class 1A (a)	366,482
326,386	2.524%, due 6/25/35, Series 2005-AR7, Class 1A1 (a)	230,252
244,061	2.851%, due 9/25/36, Series 2006-AR25, Class 6A1 (a)	225,509
	IndyMac Residential Asset Backed Trust
459,419	0.359%, due 7/25/37, Series 2007-B, Class 2A2 (a)	291,776
	Irwin Home Equity
148,847	2.074%, due 1/25/34, Series 2004-A, Class M2 (a)	146,024
263,386	5.900%, due 9/25/37, Series 2006-3, Class 2A4 (d)(g)	265,867
	Lavender Trust
400,000	5.500%, due 9/26/35, Series 2010-R6A, Class A3 (d)	405,773
445,000	6.250%, due 9/26/36, Series 2010-R10A, Class A3 (d)	451,751
223,000	6.000%, due 8/26/37, Series 2010-RR15A, Class A3 (d)	226,778
	Lehman Mortgage Trust
566,609	5.800%, due 1/25/36, Series 2005-3, Class 2A5	562,545
650,212	5.000%, due 4/25/36, Series 2006-2, Class 4A1	643,258
3,702,027	0.619%, due 12/25/36, Series 2006-8, Class 2A1 (a)	1,778,435
154,295	0.000%, due 6/25/37, Series 2007-5, Class PO1 (e)	118,936
332,299	0.000%, due 10/25/37, Series 2007-9, Class AP (e)	242,343
	Lehman Structured Securities Corp.
125,755	0.000%, due 7/26/24, Series 2002-GE1, Class A (a)(d)(f)	100,604
	Long Beach Mortgage Loan Trust
506,705	0.759%, due 9/25/34, Series 2004-5, Class A5 (a)	452,294
	MASTR Adjustable Rate Mortgages Trust
379,932	0.529%, due 12/25/34, Series 2004-15, Class 6A1 (a)	324,297
23,494	2.607%, due 7/25/35, Series 2005-6, Class 5A1 (a)	20,473
	MASTR Asset Backed Securities Trust
372,292	1.924%, due 2/25/34, Series 2004-WMC1, Class M2 (a)	370,581
	MASTR Asset Securitization Trust
4,235,275	0.699%, due 6/25/36, Series 2006-2, Class 2A2 (a)	2,332,620

	MASTR Reperforming Loan Trust
123,572	6.000%, due 8/25/34, Series 2005-1, Class 1A1 (d)	122,306
628,054	0.549%, due 5/25/35, Series 2005-2, Class 1A1F (a)(d)	517,791
	Merrill Lynch Mortgage Backed Securities Trust
890,907	3.073%, due 4/25/37, Series 2007-1, Class 2A1 (a)	765,235
	Merrill Lynch Mortgage Investors Trust
85,077	2.151%, due 3/25/33, Series 2003-A2, Class 2M1 (a)	78,511
	Merrill Lynch Mortgage Synthetic
1,235,714	0.963%, due 6/28/35, Series 2005-ACR1, Class M2 (a)(d)	1,143,035
	MESA Trust Asset Backed Certificates
1,164,522	3.450%, due 2/18/33, Series 2002-1, Class B1 (a)(d)	1,148,551
	MLCC Mortgage Investors, Inc.
631,592	1.887%, due 1/25/29, Series 2003-G, Class B1 (a)(d)	540,940
397,553	2.130%, due 4/25/35, Series 2005-1, Class 2A3 (a)	351,936
256,379	2.330%, due 9/25/37, Series 2007-3, Class 1A2 (a)	229,064
	Morgan Stanley Dean Witter Capital I Trust
179,604	1.624%, due 10/25/31, Series 2001-NC3, Class M1 (a)	171,945
85,390	1.474%, due 2/25/32, Series 2001-AM1, Class M1 (a)	79,488
1,395,972	2.149%, due 7/25/32, Series 2002-HE1, Class M2 (a)	1,504,898
	Morgan Stanley Mortgage Loan Trust
273,980	2.464%, due 9/25/34, Series 2004-7AR, Class 2A7 (a)	243,102
465,829	6.000%, due 6/25/36, Series 2006-7, Class 4A4	416,352
	New Century Alternative Mortgage Loan Trust
304,636	5.712%, due 10/25/36, Series 2006-ALT2, Class AF2 (a)	173,281
	New York Mortgage Trust
3,104,329	0.799%, due 8/25/35, Series 2005-2, Class M1 (a)	2,763,160
1,338,025	1.199%, due 8/25/35, Series 2005-2, Class M2 (a)	1,176,209
	Nomura Asset Acceptance Corp.
416,783	6.863%, due 2/19/30, Series 2001-R1A, Class A (a)(d)	413,048
1,196,279	7.500%, due 3/25/34, Series 2004-R1, Class A2 (d)	1,238,611
226,598	0.649%, due 2/25/35, Series 2004-R3, Class AF (a)(d)	190,360
2,683,448	0.459%, due 7/25/35, Series 2005-AR3, Class 1A1 (a)	2,119,057
3,303,263	0.489%, due 8/25/35, Series 2005-AR4, Class 5A3 (a)	2,360,558
600,489	5.318%, due 8/25/35, Series 2005-AP3, Class A3 (a)	436,377
2,162,763	2.678%, due 2/25/36, Series 2006-AR1, Class 3A (a)	1,887,209
1,093,389	5.383%, due 6/25/36, Series 2006-AF1, Class 5A (a)	967,924
	Option One Mortgage Loan Trust
39,872	1.399%, due 1/25/32, Series 2001-4, Class M1 (a)	29,962
	PAMEX Mortgage Trust
197,561	1.899%, due 7/25/29, Series 1999-A, Class M2 (a)(d)(f)	161,329
	PHH Alternative Mortgage Trust
1,289,645	6.000%, due 5/25/37, Series 2007-2, Class 3A1	1,142,949
	Prime Mortgage Trust
687,899	7.000%, due 7/25/34, Series 2005-5, Class 1A1	693,886
156,302	8.000%, due 7/25/34, Series 2005-5, Class 1A3	150,648
4,985,526	6.000%, due 5/25/35, Series 2006-DR1, Class 2A2 (d)	4,871,038
143,529	5.500%, due 6/25/36, Series 2006-1, Class 1A1	113,971
575,659	6.250%, due 11/25/36, Series 2006-2, Class 1A15	492,315
3,932,146	6.000%, due 4/25/37, Series 2007-2, Class A2	3,302,566
	Provident Bank Home Equity Loan Trust
408,000	3.698%, due 1/25/30, Series 1998-4, Class A9 (a)	316,706
567,203	0.719%, due 3/25/30, Series 2000-1, Class A1 (a)	493,814
	RBSGC Mortgage Pass-Through Certificates
424,181	6.000%, due 6/25/37, Series 2008-B, Class A1 (d)	368,835
	RBSSP Resecuritization Trust
1,321,985	1.500%, due 7/26/37, Series 2010-4, Class 7A1X (d)	12,149
	Residential Asset Mortgage Products, Inc.
259,341	5.700%, due 10/25/31, Series 2001-RS3, Class AI5 (a)	262,767
189,548	5.910%, due 1/25/32, Series 2002-RS1, Class AI5 (a)	195,570
4,481	5.350%, due 6/25/32, Series 2004-RS7, Class AI4 (a)	4,463
222,394	0.819%, due 6/25/33, Series 2003-RS5, Class AIIB (a)	203,004
1,013,975	1.924%, due 8/25/34, Series 2004-RS8, Class MII2 (a)	767,288
5,000,000	0.829%, due 9/25/35, Series 2005-EFC4, Class M5 (a)	3,674,515
2,570,000	0.579%, due 3/25/36, Series 2006-RS2, Class A3B (a)	2,089,326
	Residential Asset Securities Corp.
1,302,921	6.980%, due 9/25/31, Series 2001-KS3, Class AI5 (g)	1,322,146
214,491	7.279%, due 4/25/32, Series 2002-KS2, Class AI5 (g)	219,588
365,636	4.620%, due 10/25/34, Series 2004-KS9, Class AI6 (a)	323,219
	Residential Asset Securitization Trust
297,538	5.000%, due 8/25/19, Series 2004-A6, Class A1	296,262

	Residential Funding Mortgage Securities I, Inc.
284,307	5.500%, due 9/25/33, Series 2003-S17, Class A5	300,364
78,695	5.500%, due 9/25/33, Series 2003-S17, Class A3	79,231
565,802	2.855%, due 8/25/35, Series 2005-SA3, Class 1A (a)	461,804
174,877	0.000%, due 6/25/36, Series 2006-S5, Class A4 (e)	112,076
219,112	3.499%, due 11/25/36, Series 2006-SA4, Class 2A1 (a)	190,793
865,147	0.000%, due 5/25/37, Series 2007-S5, Class AP (e)	632,774
	Residential Funding Securities Corp.
1,143,672	1.059%, due 3/25/33, Series 2002-RP1, Class A1 (a)(d)	1,044,627
1,481,193	3.941%, due 7/25/41, Series 2003-RP2, Class M2 (a)(d)	1,533,114
	Salomon Brothers Mortgage Securities VII
355,102	2.374%, due 3/25/32, Series 2002-CIT1, Class M3 (a)	310,209
	Saxon Asset Securities Trust
1,903,721	2.299%, due 7/25/30, Series 2000-2, Class BV2 (a)	1,922,661
	Security National Mortgage Loan Trust
523,568	0.849%, due 11/25/34, Series 2004-2, Class AV (a)(d)	474,724
300,053	0.479%, due 1/25/37, Series 2006-3A, Class A1 (a)(d)	293,886
1,272,183	0.549%, due 4/25/37, Series 2007-1, Class 2A (a)(d)	1,080,281
	Sequoia Mortgage Trust
669,874	0.573%, due 10/20/35, Series 2005-4, Class 1A2 (a)	589,642
1,820,777	3.902%, due 9/20/46, Series 2007-1, Class 4A1 (a)	1,470,441
	Southern Pacific Secured Assets Corp.
400,997	7.080%, due 3/25/28, Series 1998-1, Class A6 (a)	401,873
	Sovereign Bank Home Equity Loan Trust
726,804	7.250%, due 12/25/30, Series 2000-1, Class A6 (f)	472,423
	Structured Adjustable Rate Mortgage Loan Trust
469,708	2.417%, due 7/25/34, Series 2004-8, Class 2A2 (a)	458,819
142,381	2.458%, due 3/25/35, Series 2005-4, Class 1A1 (a)	127,739
214,640	2.507%, due 11/25/35, Series 2005-21, Class 3A1 (a)	171,292
	Structured Asset Investment Loan Trust
305,349	1.249%, due 8/25/33, Series 2003-BC9, Class M1 (a)	292,488
	Structured Asset Securities Corp.
146,163	8.495%, due 12/25/29, Series 2004-SC1, Class A (a)(d)	155,621
689,054	2.721%, due 7/25/32, Series 2002-14A, Class 1A1 (a)	662,607
277,258	2.378%, due 7/25/33, Series 2003-24A, Class 5A (a)	272,471
201,348	2.515%, due 11/25/33, Series 2003-34A, Class 3A6 (a)	192,343
380,071	4.920%, due 3/25/34, Series 2004-6XS, Class M1 (g)	388,641
407,954	0.549%, due 4/25/35, Series 2005-RF2, Class A (a)(d)	341,303
1,720,000	0.499%, due 1/25/37, Series 2007-GEL1, Class A3 (a)(d)	1,096,369
1,397,664	0.479%, due 5/25/47, Series 2007-RM1, Class A1 (a)(d)(f)	1,146,084
	SunTrust Adjustable Rate Mortgage Loan Trust
458,798	2.623%, due 2/25/37, Series 2007-1, Class 1A1 (a)	380,860
	Terwin Mortgage Trust
731,302	8.000%, due 3/25/34, Series 2004-4SL, Class B3 (a)(d)	649,774
378,723	0.899%, due 7/25/34, Series 2004-7HE, Class A3 (a)(d)	349,693
438,615	1.049%, due 7/25/34, Series 2004-7HE, Class M1 (a)(d)	402,084
784,373	3.049%, due 10/25/34, Series 2004-16SL, Class B1 (a)(d)	710,835
606,993	2.699%, due 10/25/35, Series 2004-11HE, Class B1 (a)	624,717
591,601	0.509%, due 7/25/36, Series 2005-12AL, Class AV2 (a)	577,448
	Truman Capital Mortgage Loan Trust
1,750,942	2.974%, due 11/25/31, Series 2002-1, Class M2 (a)(d)	1,699,052
	Wachovia Mortgage Loan Trust, LLC
235,832	2.749%, due 8/20/35, Series 2005-A, Class 1A1 (a)	206,184
659,626	2.622%, due 10/20/35, Series 2005-B, Class 1A1 (a)	558,047
	WaMu Mortgage Pass-Through Certificates
2,242,040	1.600%, due 11/25/41, Series 2001-AR3, Class 2A (a)	2,107,592
187,963	1.872%, due 7/25/42, Series 2002-AR9, Class 2A (a)	177,033
	Wells Fargo Alternative Loan Trust
1,051,172	6.250%, due 8/25/32, Series 2002-1, Class 1A1	1,062,619
	Wells Fargo Mortgage Backed Securities Trust
131,473	2.617%, due 1/25/35, Series 2004-DD, Class 1A1 (a)	132,325
409,254	2.740%, due 6/26/35, Series 2008-1R, Class A2 (a)(d)	387,102
400,404	5.250%, due 9/25/35, Series 2005-7, Class A2	389,540
	Total Residential Mortgage-Backed Securities - Non-Agency (cost $193,433,028)	194,209,814

	U.S. GOVERNMENT AGENCIES - 10.8%
	FNMA TBA
3,000,000	3.500%, due 9/15/25 (b)	3,161,836
8,000,000	3.500%, due 10/1/40 (b)	8,278,812

10,000,000	3.500%, due 9/15/41 (b)	10,373,515
3,000,000	5.000%, due 9/15/41 (b)	3,309,551
10,000,000	3.000%, due 9/15/42 (b)	10,057,030
	Total U.S. Government Agencies (cost $35,218,437)	35,180,744

	SHORT-TERM INVESTMENTS - 10.7%
34,952,342	First American Government Obligations Fund - Class Z, 0.01% (c)	34,952,342
	Total Short-Term Investments (cost $34,952,342)	34,952,342

	Total Investments (cost $343,689,557) - 104.9%	343,047,068
	Liabilities less Other Assets - (4.9)%	(16,070,973)
	TOTAL NET ASSETS - 100.0%	$326,976,095

(a)	Variable rate security. Rate shown reflects the rate in effect at August 31, 2015.
(b)	Security purchased on a when-issued basis. As of August 31, 2015, the total cost of investments purchased on a when-issued basis was $35,218,437 or 10.8% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of August 31, 2015.
(d)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A
	of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified
	institutional buyers." The Fund's adviser has determined that such a security is liquid in accordance with the liquidity guidelines
	approved by the Board of Trustees of Advisors Series Trust. As of August 31, 2015, the value of these investments
	was $100,785,042 or 30.8% of total net assets.
(e)	Security is a zero coupon bond. Zero coupon bonds are issued at a substantial discount from their
	value at maturity.
(f)	Security valued at fair value using methods determined in good faith by or at the direction of the
	Board of Trustees of Advisors Series Trust.
(g)	Step-up bond; the interest rate shown is the rate in effect as of August 31, 2015.
	FNMA - Federal National Mortgage Association
	GNMA - Government National Mortgage Association
	REMIC - Real Estate Mortgage Investment Conduit
	TBA - To Be Announced

SEMPER SHORT DURATION FUND
Schedule of Investments - August 31, 2015 (Unaudited)

Principal
Amount/Shares		Value
	ASSET-BACKED SECURITIES - 19.5%
	American Homes 4 Rent
$400,000	1.798%, due 6/17/31, Series 2014-SFR1, Class B (a)(c)	$394,205
	Amresco Independence Funding, Inc.
288,103	1.750%, due 7/15/26, Series 1999-1A, Class A (a)(c)(d)	266,496
	Aurora Military Housing LLC
500,000	5.350%, due 12/15/25 (c)	548,430
	Avis Budget Rental Car Funding AESOP, LLC
620,000	2.100%, due 3/20/19, Series 2012-3A, Class A (c)	622,899
	Bush Truck Leasing, LLC
122,355	5.000%, due 9/25/18, Series 2011-AA, Class B (c)	121,234
54,017	5.000%, due 9/25/18, Series 2011-AA, Class C (c)	50,496
	FFCA Secured Lending Corp.
678,141	7.850%, due 5/18/26, Series 1999-2, Class WA1C (c)(d)	707,810
	Invitation Homes Trust
90,000	1.698%, due 6/17/31, Series 2014-SFR1, Class B (a)(c)	89,128
1,000,000	1.798%, due 9/18/31, Series 2014-SFR2, Class B (a)(c)	993,122
	KeyCorp Student Loan Trust
427,485	0.807%, due 1/25/37, Series 2003-A, Class 2B (a)	370,222
	Montefiore Medical Center
890,000	3.896%, due 5/20/27 (c)	939,446
	New Residential Advance Receivables Trust Advance
380,000	2.315%, due 8/15/46, Series 2015-T1, Class AT1 (c)	380,182
	Silver Bay Realty Trust
500,000	1.648%, due 9/17/31, Series 2014-1, Class B (a)(c)	492,694
	SLM Student Loan Trust
204,416	0.479%, due 9/25/19, Series 2012-7, Class A2 (a)	202,543
304,151	0.375%, due 4/25/20, Series 2005-1, Class A2 (a)	301,127
400,000	1.493%, due 9/15/32, Series 2003-C, Class A3 (a)	393,818
200,000	3.177%, due 9/15/32, Series 2003-C, Class A4 (a)	196,909
	Small Business Administration Participation Certificates
108,503	4.727%, due 2/10/19, Series 2009-P10A, Class 1	115,411
163,619	3.080%, due 9/1/19, Series 2009-10E, Class 1	167,962
146,315	4.233%, due 9/10/19, Series 2009-10B, Class 1	153,738
351	0.980%, due 9/1/22, Series 2012-10E, Class 1	348
	Structured Asset Securities Corp.
266,435	3.357%, due 1/25/31, Series 2003-AL2, Class A (c)	260,221
	Tricon American Homes Trust
260,000	1.836%, due 5/19/32, Series 2015-SFR1, Class B (a)(c)	257,049
	Velocity Commercial Capital Loan Trust
478,702	2.629%, due 6/25/45, Series 2015-1, Class AFL (a)(c)(d)	478,702
	Total Asset-Backed Securities (cost $8,532,708)	8,504,192

	COLLATERALIZED DEBT OBLIGATIONS - 2.7%
	Latitude Management Real Estate Capital, Inc.
320,000	1.950%, due 2/22/32, Series 2015-CRE1, Class A (a)(c)	317,472
	Preferred Term Secs II
112,950	1.283%, due 3/1/31 (a)(c)(d)	111,255
	Trapeza LLC
282,252	0.924%, due 11/30/32, Series 2002-1A, Class B1 (a)(c)(d)	235,681
313,461	0.705%, due 1/25/35, Series 2004-7A, Class A1 (a)(c)(d)	260,173
328,646	0.561%, due 4/6/42, Series 2007-12A, Class A1 (a)(c)(d)	253,879
	Total Collateralized Debt Obligations (cost $1,191,304)	1,178,460

	COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 11.4%
	FNMA
8,696,125	0.438%, due 1/25/22, Series 2012-M3, Class X1 (a)	146,875
	GNMA REMIC Trust
107,691	2.237%, due 3/16/33, Series 2011-110, Class A	108,113
185,143	1.738%, due 1/16/34, Series 2011-161, Class A	185,927
16,194	6.000%, due 12/20/39, Series 2010-14, Class QP	17,066
616,561	2.500%, due 8/16/41, Series 2014-52, Class CA (a)	627,254
537,195	2.400%, due 11/16/41, Series 2014-40, Class AC (a)	551,117
490,127	1.723%, due 8/16/42, Series 2013-46, Class AB	478,228
766,469	1.300%, due 2/16/46, Series 2013-68, Class AC	742,010

494,371	1.885%, due 3/16/46, Series 2013-46, Class AC (a)	483,361
1,109,178	1.042%, due 7/16/46, Series 2012-123, Class A	1,061,495
486,525	2.426%, due 3/16/48, Series 2013-78, Class AF	482,440
2,396,959	0.877%, due 1/16/49, Series 2009-4, Class IO (a)	95,201
	Total Commercial Mortgage-Backed Securities - Agency (cost $5,004,269)	4,979,087

	COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 17.2%
	Banc of America Commercial Mortgage Trust
830,000	5.741%, due 6/10/49, Series 2007-3, Class AJ (a)	856,688
	Banc of America Large Loan
75,273	5.108%, due 12/20/41, Series 2010-UB4, Class A4B (a)(c)(d)	75,273
	CFCRE Commercial Mortgage Trust
490,000	1.907%, due 7/15/30, Series 2015-RUM, Class A (a)(c)	491,685
	Citigroup Commercial Mortgage Trust
140,000	6.214%, due 10/15/41, Series 2004-C2, Class H (a)(c)	135,451
	CNL Commercial Mortgage Loan Trust
79,900	0.799%, due 10/25/28, Series 2002-1A, Class A (a)(c)	70,803
	Comm Mortgage Trust
161,787	6.850%, due 8/15/33, Series 2000-C1, Class G (a)(c)	169,099
	Credit Suisse First Boston Mortgage Securities Corp.
427,834	5.717%, due 11/15/37, Series 2004-C5, Class H (a)(c)	327,724
350,000	5.135%, due 10/15/39, Series 2004-C4, Class E (a)(c)(d)	364,766
	Invitation Homes Trust
291,404	1.400%, due 12/17/30, Series 2013-SFR1, Class A (a)(c)	289,505
	JP Morgan Chase Commercial Mortgage Securities Trust
945,000	5.337%, due 5/15/47, Series 2006-LDP9, Class AMS	944,150
	Lehman Brothers Small Balance Commericial
203,269	1.149%, due 2/25/30, Series 2005-1A, Class B (a)(c)	161,686
	ML-CFC Commercial Mortgage Trust
500,000	6.028%, due 6/12/46, Series 2006-2, Class B (a)(c)	496,729
	Morgan Stanley Capital I Trust
1,050,000	5.070%, due 12/13/41, Series 2005-T17, Class E (a)(c)(d)	52,500
172,616	4.770%, due 7/15/56, Series 2005-IQ9, Class AJ	174,987
	Morgan Stanley Re-REMIC Trust
91,445	2.000%, due 7/27/49, Series 2012-XA, Class A (c)	91,308
	STRIPs Ltd.
885,353	1.500%, due 12/25/44, Series 2012-1A, Class A (c)	879,421
	Velocity Commercial Capital Loan Trust
405,528	1.185%, due 9/25/44, Series 2014-1, Class A (a)(c)	401,472
	Wachovia Bank Commercial Mortgage Trust
1,500,000	5.306%, due 1/15/41, Series 2004-C11, Class B (a)	1,509,822
	Total Commercial Mortgage-Backed Securities - Non-Agency (cost $8,067,287)	7,493,069

	MUNICIPAL BONDS - 6.4%
	Georgia - 0.50%
	Georgia Housing & Finance Authority Revenue Bonds
225,000	4.250%, due 12/1/24 (Callable 6/1/19)	235,370
	Indiana - 0.30%
	Indiana Housing & Community Development Authority Revenue Bonds
110,000	4.550%, due 7/1/27 (Callable 7/1/16)	111,452
	New Hampshire - 0.90%
	New Hampshire Housing Finance Authority Revenue Bonds
385,000	3.750%, due 7/1/34 (Callable 7/1/23)	412,531
	New Jersey - 1.80%
	New Jersey Higher Education Assistance Authority Revenue Bonds
300,000	4.000%, due 12/1/23 (Callable 12/1/22)	314,409
	New Jersey Housing & Mortgage Finance Agency
240,000	1.960%, due 11/1/18	241,858
240,000	2.164%, due 11/1/19	239,664
		795,931
	Oregon - 0.40%
	State of Oregon Housing & Community Services Department Revenue Bonds
145,000	5.000%, due 1/1/42 (Callable 7/1/22)	153,759
	Tennessee - 1.60%
	Memphis Center City Revenue Finance Corp. Revenue Bonds
445,000	4.180%, due 11/1/21 (AGM Insured)	490,586
	Tennessee Housing Development Agency Revenue Bonds
190,000	2.950%, due 1/1/17	193,481
		684,067

	Texas - 0.70%
	Bexar County Housing Finance Corp. Revenue Bonds
276,613	5.375%, due 10/1/39 (Callable 10/1/16)	288,305
	Wisconsin - 0.20%
	Wisconsin Housing & Economic Devlopment Authority Revenue Bonds
95,000	3.450%, due 4/1/20	99,341
	Total Municipal Bonds (cost $2,731,513)	2,780,756

	PRINCIPAL ONLY BOND - 0.7%
	South Carolina Student Loan Corp.
311,179	0.668%, due 1/25/41	302,774
	Total Principal Only Bond (cost $310,366)	302,774

	RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 8.6%
	FDIC Guaranteed Notes Trust
274,923	2.570%, due 7/29/47, Series 2010-S2, Class 2A (c)	278,402
	FHLMC
21,963	8.850%, due 3/15/21, Series 129, Class H	24,325
71,035	3.250%, due 4/15/25, Series 3845, Class NA	72,464
22,190	3.500%, due 1/15/26, Series 3823, Class GA	23,246
33,794	3.500%, due 3/15/26, Series 3834, Class GA	35,571
276,700	2.000%, due 3/15/42, Series 4024, Class KP	281,444
206,155	2.000%, due 11/15/42, Series 4135, Class BQ	202,159
356,505	1.368%, due 10/25/44, Series T-62, Class 1A1 (a)	364,967
	FNMA
109,629	3.000%, due 10/25/38, Series 2010-137, Class MC	110,587
77,719	2.500%, due 10/25/39, Series 2010-118, Class DJ	79,084
28,050	2.000%, due 10/25/40, Series 2012-113, Class PB	28,009
313,010	3.000%, due 1/25/42, Series 2012-80, Class HD	315,884
347,786	1.000%, due 3/25/43, Series 2013-14, Class PB	344,438
	FNMA Grantor Trust
573,409	0.667%, due 5/28/35, Series 2004-T5, Class AB7 (a)	505,614
	GNMA
555,057	1.250%, due 12/16/27, Series 2012-143, Class XC	540,218
32,608	5.349%, due 6/20/37, Series 2008-55, Class WT (a)	35,317
25,022	4.000%, due 10/20/38, Series 2009-75, Class LC	25,798
234,672	3.500%, due 9/16/39, Series 2010-144, Class DK	241,512
99,429	2.500%, due 9/20/39, Series 2010-150, Class GD	100,464
159,312	0.588%, due 3/20/63, Series 2013-H10, Class FA (a)	159,012
	Total Residential Mortgage-Backed Securities - Agency (cost $3,762,233)	3,768,515

	RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 25.4%
	Aames Mortgage Trust
13,887	5.000%, due 3/25/33, Series 2002-2, Class A2 (g)	13,852
	Accredited Mortgage Loan Trust
312,379	1.199%, due 1/25/33, Series 2002-2, Class A3 (a)	270,586
112,344	0.939%, due 10/25/33, Series 2003-2, Class A3 (a)	99,811
	Ameriquest Mortgage Securities, Inc.
247,917	5.210%, due 11/25/33, Series 2003-10, Class AF6 (g)	256,344
	Amortizing Residential Collateral Trust
12,688	0.779%, due 7/25/32, Series 2002-BC4, Class A (a)	11,843
26,729	0.839%, due 8/25/32, Series 2002-BC6, Class A1 (a)	25,852
	AMRESCO Residential Securities Corp. Mortgage Loan Trust
309,421	7.300%, due 2/25/28, Series 1998-2, Class A5 (g)	310,705
150,057	0.679%, due 7/25/28, Series 1998-3, Class A7 (a)	134,456
	Argent Securities, Inc.
47,674	2.824%, due 3/25/34, Series 2003-W7, Class M2 (a)	46,842
204,352	0.839%, due 6/24/34, Series 2004-W9, Class A2 (a)	191,614
	Asset Backed Funding Certificates
7,388	0.549%, due 7/25/35, Series 2005-OPT1, Class A1MZ (a)	7,359
	Banc of America Funding Corp.
26,571	2.046%, due 1/26/37, Series 2009-R6, Class 3A1 (a)(c)	26,578
	Banc of America Mortgage Securities, Inc.
92,855	4.750%, due 6/25/19, Series 2004-5, Class 4A1	93,373
50,518	2.484%, due 12/25/34, Series 2004-K, Class 4A1 (a)	49,475
	BCMSC Trust
89,371	7.180%, due 12/15/29, Series 1999-B, Class A3 (a)	46,877
	Bear Stearns Asset Backed Securities Trust
6,273	0.859%, due 10/25/32, Series 2002-2, Class A-1 (a)	6,008
8,535	5.500%, due 10/25/33, Series 2003-AC5, Class A2 (g)	8,839
952,242	0.699%, due 9/25/34, Series 2005-CL1, Class A1 (a)	918,007

	Bear Stearns Mortgage Securities, Inc.
102,018	6.349%, due 3/25/31, Series 1997-6, Class 1A (a)	104,461
	CDC Mortgage Capital Trust
172,390	0.819%, due 3/25/34, Series 2003-HE4, Class A1 (a)	139,398
	Centex Home Equity Loan Trust
43,835	4.250%, due 12/25/31, Series 2003-A, Class AF4 (g)	43,984
4,345	4.660%, due 12/25/32, Series 2002-D, Class AF6 (a)	4,406
	Chase Funding Mortgage Loan Asset-Backed Certificates
326,016	0.699%, due 2/26/35, Series 2004-2, Class 2A2 (a)	289,767
	ContiMortgage Home Equity Loan Trust
279,267	7.420%, due 3/15/28, Series 1997-1, Class M1 (a)	279,534
	Countrywide Alternative Loan Trust
80,365	5.500%, due 4/25/34, Series 2004-J3, Class 1A1	83,328
17,529	5.500%, due 11/25/35, Series 2005-54CB, Class 1A7	17,503
56,945	5.500%, due 12/25/35, Series 2005-64CB, Class 1A7	57,871
	Countrywide Home Loans
10,546	4.500%, due 1/25/19, Series 2004-J1, Class 1A1	10,695
	Countywide Asset-Backed Certificates
14,870	1.804%, due 1/25/34, Series 2004-BC1, Class M2 (a)	13,941
	Credit Suisse First Boston Mortgage Securities Corp.
235,324	4.500%, due 9/25/19, Series 2004-6, Class 5A1	235,142
	Credit-Based Asset Servicing and Securitization
21,341	3.950%, due 1/25/33, Series 2003-CB1, Class AF (g)	21,576
	Delta Funding Home Equity Loan Trust
35,276	0.619%, due 6/25/27, Series 1997-2, Class A7 (a)	33,405
	Encore Credit Receivables Trust
630,000	0.689%, due 10/25/35, Series 2005-3, Class M2 (a)	618,825
	Equity One Mortgage Pass-Through Trust
351,588	0.699%, due 7/25/34, Series 2004-2, Class AV2 (a)	299,124
	GMACM Home Equity Loan Trust
218,913	0.639%, due 12/25/26, Series 2001-HE2, Class 1A1 (a)	203,055
117,271	4.590%, due 4/25/33, Series 2003-HE2, Class A5 (g)	117,963
	GS Mortgage Securities Trust
69,396	5.374%, due 5/17/45, Series 2009-RR1, Class JPA	70,094
	GSAA Trust
27,794	5.384%, due 4/25/34, Series 2004-3, Class M1 (g)	26,367
	GSMPS Mortgage Loan Trust
60,653	7.500%, due 1/25/35, Series 2005-RP1, Class 1A2 (c)	63,192
	HSI Asset Securitization Corp. Trust
25,000	0.489%, due 1/25/36, Series 2006-OPT2, Class 2A4 (a)	24,045
	Impac CMB Trust
378,390	5.216%, due 12/25/32, Series 2002-9F, Class A1 (g)	378,085
61,074	5.867%, due 12/25/32, Series 2002-9F, Class M1 (g)	61,751
	Irwin Home Equity Loan Trust
309,878	5.420%, due 6/25/35, Series 2005-1, Class M1 (g)	313,776
	MASTR Alternative Loan Trust
458,191	5.500%, due 3/25/18, Series 2003-2, Class 5A1	463,540
	MASTR Asset Securitization Trust
54,798	5.500%, due 7/25/33, Series 2003-6, Class 8A1	55,820
331,519	5.500%, due 11/25/33, Series 2003-10, Class 3A1	337,927
	Mellon Residential Funding Corp. Mortgage Pass-Through Trust
144,323	2.609%, due 10/20/29, Series 1999-TBC3, Class A2 (a)	145,152
	RASC Trust
127,017	0.319%, due 1/25/34, Series 2007-KS2, Class AI2 (a)	126,270
100,000	0.679%, due 8/25/35, Series 2005-KS8, Class M3 (a)	94,758
	Residential Asset Mortgage Products, Inc.
144,017	1.099%, due 8/25/34, Series 2004-RS8, Class MII1 (a)	138,662
	Residential Funding Mortgage Securities I, Inc.
73,950	3.499%, due 11/25/36, Series 2006-SA4, Class 2A1 (a)	64,393
	Saxon Asset Securities Trust
19,567	1.324%, due 12/25/32, Series 2002-3, Class M1 (a)	18,411
	Specialty Unwriting & Residential Finance Trust
167,732	0.899%, due 8/25/34, Series 2003-BC3, Class A (a)	119,615

	Structured Adjustable Rate Mortgage Loan Trust
383,585	2.429%, due 9/25/34, Series 2004-13, Class A1 (a)	332,983
77,894	0.844%, due 3/25/35, Series 2005-6XS, Class A4 (a)	77,712
	Structured Asset Mortgage Investments, Inc.
840,387	0.509%, due 12/25/35, Series 2005-AR4, Class A1 (a)	598,140
362,930	2.372%, due 5/25/36, Series 2006-AR3, Class 24A1 (a)	211,003
	Structured Asset Securities Corp. Mortgage Loan Trust
246,725	5.000%, due 3/25/35, Series 2005-4XS, Class 1A3 (g)	248,208
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
44,987	3.450%, due 2/25/32, Series 2002-AL1, Class A2	44,883
106,237	1.174%, due 12/25/33, Series 2003-S2, Class M1A (a)	101,593
318,711	5.370%, due 12/25/33, Series 2003-S2, Class M1F (g)	319,536
	SunTrust Adjustable Rate Mortgage Loan Trust
79,123	6.013%, due 2/25/37, Series 2007-1, Class 3A1 (a)	77,714
	Terwin Mortgage Trust
577,911	0.509%, due 7/25/36, Series 2005-12AL, Class AV2 (a)	564,085
	UCFC Home Equity Loan
11,754	6.905%, due 4/15/30, Series 1998-D, Class MF1	12,034
	WaMu Mortgage Pass-Through Certificates
71,340	1.909%, due 2/27/34, Series 2002-AR2, Class A (a)	69,941
254,791	1.570%, due 4/25/44, Series 2004-AR2, Class A (a)(d)	224,853
	Washington Mutual MSC Mortgage Pass-Through Certificates
230,951	5.750%, due 2/25/33, Series 2003-MS2, Class 5A1	236,883
	Wells Fargo Mortgage Backed Securities Trust
375,637	2.617%, due 1/25/35, Series 2004-DD, Class 1A1 (a)	378,071
	Total Residential Mortgage-Backed Securities - Non-Agency (cost $10,907,453)	11,091,896
	SHORT TERM INVESTMENTS - 8.6%
	Private Placement Participation Agreements - 2.4%
250,000	Basepoint - BP Trust Series GFM-III Jr.
	10.000%, due 5/5/17 (d)(e)	250,000
149,572	Basepoint - BP Trust Series GFM-III Sr.
	8.000%, due 5/5/17 (d)(e)	149,572
635,506	BasePoint - BP GFM Trust I, 8.000%, due 5/5/17 (d)(f)	635,506
	Total Private Placements Participating Agreement (cost $1,035,078)	1,035,078

	Money Market Fund - 6.2%
2,688,720	First American Government Obligations Fund - Class Z, 0.01% (b)	2,688,720
	Total Money Market Fund (cost $2,688,720)	2,688,720
	Total Short -Term Investment (cost $3,723,798)	3,723,798
	Total Investments (cost $44,230,931) - 100.5%	43,822,547
	Liabilities less Other Assets - (0.5)%	(239,639)
	TOTAL NET ASSETS - 100.0%	$43,582,908

(a)	Variable rate security. Rate shown reflects the rate in effect at August 31, 2015.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2015.
(c)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A
	of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified
	institutional buyers." The Fund's adviser has determined that such a security is liquid in accordance with the liquidity guidelines
	approved by the Board of Trustees of Advisors Series Trust. As of August 31, 2015, the value of these investments
	was $12,156,168 or 27.9% of total net assets.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the
	Board of Trustees of Advisors Series Trust.
(e)	Agreement is illiquid as of August 31, 2015. The Fund cannot sell or otherwise transfer this agreement without prior written approval
	of BP Trust Series SLP-III.
(f)	Agreement is illiquid as of August 31, 2015. The Fund cannot sell or otherwise transfer this agreement without prior written approval
	of Basepoint - BP GFM Trust.
(g)	Step-up bond; the interest rate shown is the rate in effect as of August 31, 2015.
	AGM - Assured Guaranty Municipal Corp.
	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	GNMA - Government National Mortgage Association
	REMIC - Real Estate Mortgage Investment Conduit

SEMPER SHORT DURATION FUND
Schedule of Securities Sold Short - August 31, 2015 (Unaudited)

Principal
Amount		Value
	U.S. GOVERNMENT AGENCIES - 18.3%
	FNMA TBA
$7,700,000	3.500%, due 9/15/41	$7,987,607
	Total U.S. Government Agencies (proceeds $7,992,660)	$7,987,607

Semper Funds
Notes to the Schedule of Investments
August 31, 2015 (Unaudited)

Note 1 – Securities Valuation

The Semper Funds’ (the “Funds”) investments in securities are carried at their fair value.  Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Mortgage- and Asset-Backed Securities: Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities: U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities: U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Other Debt Securities:  Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most debt securities are categorized in level 2 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2015:

MBS Total Return Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	$-	$9,322,631	$12,924,730	$22,247,361
Collateralized Debt Obligations	-	-	3,688,613	3,688,613
Commercial Mortgage-Backed Securities - Agency	-	5,158,670	-	5,158,670
Commercial Mortgage-Backed Securities – Non-Agency	-	39,487,310	3,028,720	42,516,030
Residential Mortgage-Backed Securities - Agency	-	5,093,494	-	5,093,494
Residential Mortgage-Backed Securities – Non-Agency	-	192,329,374	1,880,440	194,209,814
U.S. Government Agency	-	35,180,744	-	35,180,744
Total Fixed Income	-	286,572,223	21,522,503
Short-Term Investments	34,952,342	-	-	34,952,342
Total Investments	$34,952,342	$286,572,223	$21,522,503	$343,047,068

Short Duration Fund	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income
Asset-Backed Securities	$-	$7,051,184	$1,453,008	$8,504,192
Collateralized Debt Obligations		317,472	860,988	1,178,460
Commercial Mortgage-Backed Securities - Agency	-	4,979,087	-	4,979,087
Commercial Mortgage-Backed Securities – Non-Agency	-	7,000,530	492,539	7,493,069
Municipal Bonds	-	2,780,756	-	2,780,756
Principal Only Bond	-	302,774	-	302,774
Residential Mortgage-Backed Securities - Agency	-	3,768,515	-	3,768,515
Residential Mortgage-Backed Securities – Non-Agency	-	10,867,043	224,853	11,091,896
Total Fixed Income	-	37,067,361	3,031,388	40,098,749
Private Placement Participation Agreements	-	-	1,035,078	1,035,078
Money Market Fund	2,688,720	-	-	2,688,720
Total Assets	$2,688,720	$37,067,361	$4,066,466	$43,822,547

Liabilities:
Securities Sold Short	$-	$7,987,607	$-	$7,987,607
Total Liabilities	$-	$7,987,607	$-	$7,987,607

Refer to the Funds’ schedule of investments for additional information. Transfers between levels are recognized at August 31, 2015, the end of the reporting period.  The Funds’ recognized no transfers to/from Level 1 or Level 2.

The following is a reconciliation of the Semper MBS Total Return Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Asset-Backed	Collateralized	Commercial MBS -	Residential MBS -
	Securities	Debt Obligations	Non-Agency	Non-Agency

Balance as of November 30, 2014	$4,644,624	$-	$2,062,479	$1,027,610

Accrued discounts/premiums	13,497	26,188	2,049	28,186
Realized gain/(loss)	34,092	4,031	3,754	29,989
Change in unrealized appreciation/(depreciation)	(73,423)	(51,701)	2,769	(28,080)
Purchases	12,824,168	3,731,260	1,031,875	1,672,640
Sales	(4,518,228)	(21,165)	(53,275)	(171,146)
Transfers in and/or out of Level 3	-	-	(20,931)	(678,759)

Balance as of August 31, 2015	$12,924,730	$3,688,613	$3,028,720	$1,880,440

The change in unrealized appreciation/(depreciation) for level 3 securities still held at August 31, 2015, and still classified as level 3 was $(139,608).

The following is a reconciliation of the Semper Short Duration Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Asset-Backed Securities	Collateralized Debt Obligations	Commerical MBS Non-Agency	Residential MBS Non-Agency	Private Placement Participation Agreements

Balance as of November 30, 2014	$1,914,203	$-	$637,584	$-	$3,629,497

Accrued discounts/premiums	(6,668)	5,328	22,041	70	-
Realized gain/(loss)	(4,022)	825	(108)	-	(765)
Change in unrealized appreciation/(depreciation)	1,766	(10,593)	(572,058)	(347)	-
Purchases	823,593	869,773	432,212	225130	12,997,196
Sales	(727,434)	(4,345)	(27,132)	-	(15,590,850)
Transfers in and/or out of Level 3	(548,430)	-	-	-	-

Balance as of August 31, 2015	$1,453,008	$860,988	$492,539	$224,853	$1,035,078

The change in unrealized appreciation/(depreciation) for level 3 securities still held at August 31, 2015, and still classified as level 3 was $22,616.

The Funds’ primary pricing service was unable to provide a valuation for 21 securities held on August 31, 2015.  The Valuation Committee utilized indicative market quotations or broker quotes received from a broker-dealer considered by the Funds’ adviser to be a market participant.  The underlying inputs which support the broker quotes utilized by the Valuation Committee are not observable.  The primary pricing service was not able to provide a valuation for six securities held in the Funds which were then priced at cost on August 31, 2015.  Since the securities’ fair value utilized significant unobservable inputs due to the lack of reliable market data, the securities are classified as level 3 of the fair value hierarchy.

Significant unobservable valuation inputs for the private placement participation agreements categorized as level 3 securities in the Short Duration Fund as of August 31, 2015, are as follows:

Investments in Securities	Value at 8/31/15	Valuation Technique(s)	Unobservable Input	Input Values

Private Placement Participation Agreements – Basepoint – BP GFM Trust I	$635,506	Valued at par	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
The loan participation’s projected yield to maturity at purchase was 8%, approximately 3.5% higher than the yield of the Barclays Capital High Yield Loan Index.  In our view, the credit quality of the loan participation is higher than the average quality of the Index from a combination of significant subordination, overcollateralization, strong experience and financial wherewithal of sponsors, and uniquely diversified collateral consisting of consumer installment loans provided to government employees in Mexico. The liquidity of the loan participation is materially lower than the Index constituent liquidity, however, that is largely offset by the short year average life.  Since purchase, cash flows have been as expected with no asset quality deterioration.  LTV is 70% and approximately 60% has paid down, with 5% to 10% paid down monthly at 100. The purchase yield spread remains appropriate, equal to a price of par.

Private Placement Participation Agreements – Basepoint – BP Trust Series GFM-III Sr	$149,572	Valued at par	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity. .
The loan participation’s projected yield to maturity at purchase was 8%, approximately 3.5% higher than the yield of the Barclays Capital High Yield Loan Index.  In our view, the credit quality of the loan participation is higher than the average quality of the Index from a combination of significant subordination, overcollateralization, strong experience and financial wherewithal of sponsors, and uniquely diversified collateral consisting of consumer installment loans provided to government employees in Mexico. The liquidity of the loan participation is materially lower than the Index constituent liquidity, however, that is largely offset by the short year average life.  Since purchase, cash flows have been as expected with no asset quality deterioration.  LTV is 66% and approximately 40% has paid down, with approximately 5% per month paying down at 100. The purchase yield spread remains appropriate, equal to a price of par.

Private Placement Participation Agreements – Basepoint – BP Trust Series GFM-III Jr	$250,000	Valued at par	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
The loan participation’s projected yield to maturity at purchase was 10%, approximately 5.5% higher than the yield of the Barclays Capital High Yield Loan Index.  In our view, the credit quality of the loan participation is higher than the average quality of the Index from a combination of significant overcollateralization, strong experience and financial wherewithal of sponsors, and uniquely diversified collateral consisting of consumer installment loans provided to government employees in Mexico. The liquidity of the loan participation is materially lower than the Index constituent liquidity, however, that is largely offset by the short year average life.  Since purchase, cash flows have been as expected with no asset quality deterioration.  LTV is 66%.  The purchase yield spread remains appropriate, equal to a price of par.

Note 2 – Illiquid Securities

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  At August 31, 2015, the Short Duration Fund had investments in illiquid securities with a total value of $1,035,078 or 2.4% of total net assets.

Information concerning these illiquid securities in the Fund is as follows:

Short Duration Fund
	PAR	Dates Acquired	Cost Basis
Basepoint – BP GFM Trust I	$635,506	5/14 – 8/14	$635,506
Basepoint – BP Trust Series GFM-III Sr	149,572	10/14	149,572
Basepoint – BP Trust Series GFM-III Jr	250,000	10/14	250,000

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows*:

MBS Total Return Fund

Cost of investments	$343,689,557

Gross unrealized appreciation	$3,153,848
Gross unrealized depreciation	(3,796,337)
Net unrealized depreciation	$(642,489)

Short Duration Fund

Cost of investments	$44,231,050

Gross unrealized appreciation	$497,637
Gross unrealized depreciation	(906,140)
Net unrealized depreciation	$(408,503)

 *Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 10/26/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date  10/26/2015

By (Signature and Title)*/s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date  10/26/2015

      * Print the name and title of each signing officer under his or her signature.